Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 35,754,114
Assets at end of period	35,500,515	€ 35,754,114
Liabilities at beginning of period	20,304,935
Liabilities at end of period	20,273,585	20,304,935
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	42,793	50,679
Increase	2,672	2,804
Gain / loss recognised in profit or loss	2,561	(13,968)
Foreign currency translation and other changes	(893)	3,278
Assets at end of period	47,133	42,793
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	37,846	47,690
Increase	2,484	46
Decrease	(748)	(6,499)
Gain / loss recognized in profit or loss	(2,860)	(3,904)
Foreign currency translation and other changes	(218)	513
Liabilities at end of period	36,504	37,846
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	1,468,517	992,423
Increase	14,271	646,271
Decrease	(26,902)	(7,026)
Gain / loss recognized in equity	(40,718)	(180,431)
Foreign currency translation and other changes	(26,516)	17,280
Liabilities at end of period	€ 1,388,652	€ 1,468,517
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 114,914
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%